Customer and Vendor Concentration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Customer and Vendor Concentration [Abstract]
Schedules of customer concentration of risk
	Three months ended March 31, 2016		Three months ended March 31, 2015
	Revenue		Revenue
Customer A	$978,207	26%	$342,227	19%
Customer B	1,248,790	33%	1,168,602	65%
Customer C	920,622	25%	104,389	6%
Other customers	601,404	16%	183,408	10%
	$3,749,023	100%	$1,798,626	100%

	March 31, 2016		December 31, 2015
	Accounts Receivable		Accounts Receivable
Customer A	$368,711	29%	$392,453	46%
Customer B	438,405	34%	442,885	52%
Customer C	-	0%	-	0%
Customer D	300,000	23%	-	0%
Other customers	176,910	14%	20,625	2%
	$1,284,026	100%	$855,963	100%

	Revenue		Accounts Receivable
Customer A	$4,094,994	34%	$392,453	46%
Customer B	6,424,766	54%	442,885	52%
Other customers	1,413,673	12%	20,625	2%
	$11,933,433	100%	$855,963	100%

Schedule of vendor concentration risk
	Three months ended March 31, 2016		Three months ended March 31, 2015
	Cost of Revenue		Cost of Revenue
Vendor A	$775,901	21%	$286,154	18%
Vendor B	423,981	11%	339,240	22%
Vendor C	250,269	7%	-	0%
Other vendors	2,300,444	61%	949,945	60%
	$3,750,595	100%	$1,575,339	100%

	March 31, 2016		December 31, 2015
	Accounts Payable		Accounts Payable
Vendor A	$269,622	18%	$195,511	20%
Vendor B	139,571	9%	33,270	3%
Vendor C	173,051	11%	91,355	9%
Other vendors	929,657	62%	674,969	68%
	$1,511,901	100%	$995,105	100%

		% of Accounts
	% of Purchases	payable, Trade
Vendor A	19%	20%